Fair value measurements - Narrative (Details)		12 Months Ended
	Aug. 30, 2021 ₪ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Aug. 30, 2021 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of securities issued per warrant exercised (in shares)	1			1
Exercise price (USD per share) | (per share)	₪ 11.50			$ 0.1
Days after completion of transaction in which award is exercisable	30 days
Expiration period	5 years
Price per share, company redemption option (USD per share) | ₪ / shares	₪ 0.01
Minimum share price of company stock, in which company can redeem warrants (USD per share) | ₪ / shares	₪ 18.00
Trading days within a 30-trading day period	20 days
Trading day period	30 days
Warrants and Rights Outstanding | $		$ 11
Restricted stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)			7,500,000
Ordinary shares and vested restricted stock units
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		15,000,000	15,000,000
The Sponsor | TWC Tech Holdings II Corp. (“TWC")
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		13,500,000
The Sponsor | Restricted stock | TWC Tech Holdings II Corp. (“TWC")
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		7,500,000
Contingent consideration threshold trading days		20 days
Contingent consideration threshold consecutive trading days		30 days
Contingent consideration price adjustment expiration period		7 years
The Sponsor | Restricted stock | TWC Tech Holdings II Corp. (“TWC") | Reverse recapitalization agreement, tranche one
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		3,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 12.50
The Sponsor | Restricted stock | TWC Tech Holdings II Corp. (“TWC") | Reverse recapitalization agreement, tranche two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		3,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 15.00
The Sponsor | Restricted stock | TWC Tech Holdings II Corp. (“TWC") | Reverse recapitalization agreement, tranche three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		1,500,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 30.00
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | Ordinary shares and vested restricted stock units | TWC Tech Holdings II Corp. (“TWC")
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		15,000,000
Contingent consideration threshold trading days		20 days
Contingent consideration threshold consecutive trading days		30 days
Contingent consideration terms, performance period		5 years
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | Ordinary shares and vested restricted stock units | TWC Tech Holdings II Corp. (“TWC") | Reverse recapitalization agreement, tranche one
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		5,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 12.5
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | Ordinary shares and vested restricted stock units | TWC Tech Holdings II Corp. (“TWC") | Reverse recapitalization agreement, tranche two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		5,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 15
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | Ordinary shares and vested restricted stock units | TWC Tech Holdings II Corp. (“TWC") | Reverse recapitalization agreement, tranche three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)		5,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 17.5
Public Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)	20,000,000	19,878,580	19,999,449	20,000,000
Exercise price (USD per share) | $ / shares		$ 11.5
Exercise of public warrants (in shares)		6,803,085
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)	9,666,667			9,666,667
Exercise of public warrants (in shares)		3,306,000
Private Placement Warrants | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)		0	9,666,667
Derivative liability, measurement input		0
Share Settlement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise of public warrants (in shares)		6,798,440
cash exercise [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)		4,645
Exercise of public warrants (in shares)		4,645
Warrant Redemption
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)		116,224